NET REVENUES	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
NET REVENUES	NET REVENUES
Under ASC 606, revenue is recognized when or as control of promised goods and services is transferred to customers, and the amount of revenue recognized reflects the consideration to which an entity expects to be entitled in exchange for the goods and services transferred. Net revenues are primarily recognized by the Company over time utilizing the cost-to-cost measure of progress. Net revenues recognized at a point in time primarily relate to distribution contracts and short-term time and materials contracts.
Contracts with customers
The Company derives net revenues primarily from contracts with a duration of less than one week to three years (with the majority of contracts with durations of less than six months) which are subject to multiple pricing options, including fixed price, unit price, time and material, or cost plus a markup. The Company also enters into fixed price service contracts related to monitoring, maintenance, and inspection of safety systems. The Company may utilize subcontractors in the fulfillment of its performance obligations. When doing so, the Company is considered the principal in these transactions and revenues are recognized on a gross basis.
Net revenues for fixed price agreements are generally recognized over time using the cost-to-cost method of accounting, which measures progress based on the cost incurred relative to total expected cost in satisfying its performance obligation. The cost-to-cost method is used as it best depicts the continuous transfer of control of goods or services to the customer. Costs incurred include direct materials, labor and subcontract costs, and indirect costs related to contract performance, such as indirect labor, supplies, tools, repairs, and depreciation costs. These contract costs are included in the results of operations under cost of revenues. Labor and subcontractor labor costs are considered to be incurred and recognized as the work is performed.
Net revenues from time and material contracts are recognized as the services are provided and is equal to the sum of the contract costs incurred plus an agreed upon markup. Net revenues earned from distribution contracts are recognized upon shipment or performance of the service.
The cost estimation process for recognizing net revenues over time under the cost-to-cost method is based on the professional knowledge and experience of the Company’s project managers, engineers, and finance professionals. Management reviews estimates of total contract transaction price and total project costs on an ongoing basis. Changes in job performance, job conditions, and management’s assessment of expected variable consideration are factors that influence estimates of the total contract transaction price, total costs to complete those contracts, and the Company’s profit recognition. Changes in these factors could result in cumulative revisions to net revenues in the period in which the revisions are determined, which could materially affect the Company’s consolidated results of operations for that period. Provisions for estimated losses on uncompleted contracts are recorded in the period in which such estimated losses are determined.
The Company disaggregates its net revenues primarily by segment, service type, and country from which revenues are invoiced, as the nature, timing and uncertainty of cash flows are relatively consistent within each of these categories. The following tables provide disclosure of disaggregated net revenues by segment for the years ended December 31, 2024, 2023, and 2022. During 2025, to align with how the businesses are managed, the Company moved the Heating, Ventilation, and Air Conditioning ("HVAC") business from the Safety Services segment into the Specialty Services segments. As such, prior period amounts have been recast to reflect this change as of the beginning of the earliest period presented. See Note 17 – “Segment Information” for additional information.Disaggregated net revenues information is as follows:

	Year Ended December 31, 2024
	Safety Services	Specialty Services	Consolidated
Life Safety	$4,797	$—	$4,797
HVAC	—	429	429
Infrastructure/Utility	—	998	998
Fabrication	—	230	230
Specialty Contracting	—	572	572
Corporate and Eliminations	—	—	(8)
Net revenues	$4,797	$2,229	$7,018

	Year Ended December 31, 2023
	Safety Services	Specialty Services	Consolidated
Life Safety	$4,425	$—	$4,425
HVAC	—	452	452
Infrastructure/Utility	—	1,216	1,216
Fabrication	—	201	201
Specialty Contracting	—	649	649
Corporate and Eliminations	—	—	(15)
Net revenues	$4,425	$2,518	$6,928

	Year Ended December 31, 2022
	Safety Services	Specialty Services	Consolidated
Life Safety	$4,123	$—	$4,123
HVAC	—	452	452
Infrastructure/Utility	—	1,143	1,143
Fabrication	—	251	251
Specialty Contracting	—	618	618
Corporate and Eliminations	—	—	(29)
Net revenues	$4,123	$2,464	$6,558

	Year Ended December 31, 2024
	Safety Services	Specialty Services	Corporate and Eliminations	Consolidated
United States	$2,168	$2,223	$(8)	$4,383
France	637	—	—	637
Other	1,992	6	—	1,998
Net revenues	$4,797	$2,229	$(8)	$7,018

	Year Ended December 31, 2023
	Safety Services	Specialty Services	Corporate and Eliminations	Consolidated
United States	$1,876	$2,477	$(15)	$4,338
France	607	—	—	607
Other	1,942	41	—	1,983
Net revenues	$4,425	$2,518	$(15)	$6,928

	Year Ended December 31, 2022
	Safety Services	Specialty Services	Corporate and Eliminations	Consolidated
United States	$1,696	$2,395	$(29)	$4,062
France	564	—	—	564
Other	1,863	69	—	1,932
Net revenues	$4,123	$2,464	$(29)	$6,558
The Company’s contracts with its customers generally require significant services to integrate complex activities and equipment into a single deliverable and are, therefore, generally accounted for as a single performance obligation to provide a single contracted service for the duration of the project. For contracts with multiple performance obligations, the transaction price of a contract is allocated to each performance obligation and recognized as net revenues when or as the performance obligation is satisfied using the estimated stand-alone selling price of each distinct good or service. The stand-
alone selling price is estimated using the expected cost plus a margin approach for each performance obligation. For in-process contracts, the aggregate amount of transaction price allocated to the unsatisfied performance obligations at December 31, 2024 was $3,040. The Company expects to recognize revenue on approximately 87% of the remaining performance obligations over the next twelve months.
When more than one contract is entered into with a customer on or close to the same date, management evaluates whether those contracts should be combined and accounted for as a single contract as well as whether those contracts should be accounted for as one, or more than one, performance obligation. This evaluation requires significant judgment and is based on the facts and circumstances of the various contracts.
Contracts are often modified through change orders to account for changes in the scope and price of the goods or services being provided. Although the Company evaluates each change order to determine whether such modification creates a separate performance obligation, the majority of change orders are for goods or services that are not distinct within the context of the original contract and, therefore, not treated as a separate performance obligation but rather as a modification of the existing contract and performance obligation.
Variable consideration
Transaction prices for customer contracts may include variable consideration, which comprises items such as early completion bonuses and liquidated damages provisions. Management estimates variable consideration for a performance obligation utilizing estimation methods believed to best predict the amount of consideration to which the Company will be entitled. Variable consideration is included in the transaction price only to the extent it is probable, in the Company’s judgment, that a significant future reversal in the amount of cumulative revenue recognized under the contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
Changes in the estimates of transaction prices are recognized in net revenues on a cumulative catch-up basis in the period in which the revisions to the estimates are made. Such changes in estimates may also result in the reversal of previously recognized net revenues if the ultimate outcome differs from the Company’s previous estimate. For the years ended December 31, 2024, 2023, and 2022, there were no significant reversals of revenues recognized associated with the revision of transaction prices. The Company typically does not incur any returns, refunds, or similar obligations after the completion of the performance obligation since any deficiencies are corrected during the course of performance.
Contract assets and liabilities
The Company typically invoices customers with payment terms of net due in 30 days. It is also common for contracts in the Company's industries to specify a general contractor is not required to submit payments to a subcontractor until it has received those funds from the owner or funding source. In most instances, the Company receives payment of invoices between 30 to 90 days of the date of the invoice.
The timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets include unbilled amounts from the Company’s projects when revenues are recognized under the cost-to-cost measure of progress and exceeds the amounts invoiced to the Company’s customers, as the amounts cannot be billed under the terms of the Company's contracts. In addition, many of the Company’s time and material arrangements are billed in arrears pursuant to contract terms, resulting in the Company recording contract assets as net revenues are recognized in advance of billings.
Contract liabilities from the Company’s contracts arise when amounts invoiced to the Company’s customers exceed net revenues recognized under the cost-to-cost measure of progress. Contract liabilities also include advance payments from the Company’s customers on certain contracts. Contract liabilities decrease as the Company recognizes net revenues from the satisfaction of the related performance obligation.
The Company utilizes the practical expedient under ASC 606 and does not adjust for a significant financing component if the time between payment and the transfer of the related good or service is expected to be one year or less. The Company’s revenue arrangements are typically accounted for under such expedient as payments are within one year of performance for the Company’s services. As of December 31, 2024 and 2023, none of the Company’s contracts contained a significant financing component.
Contract assets and contract liabilities are classified as current in the consolidated balance sheets as all amounts are expected to be relieved within one year. The balances of accounts receivable, net of allowances, contract assets and contract liabilities from contracts with customers as of December 31, 2024, 2023, and 2022 are as follows:

	Accounts receivable, net of allowances	Contract assets	Contract liabilities
Balance at December 31, 2024	$1,444	$453	$590
Balance at December 31, 2023	1,395	436	526
Balance at December 31, 2022	1,313	459	463
The Company did not recognize significant revenues associated with the final settlement of contract value for any projects completed in prior periods. In accordance with industry practice, accounts receivable includes retentions receivable, a portion of which may not be received within one year. At December 31, 2024 and 2023, retentions receivable were $160 and $156, respectively, while the portions that may not be received within one year were $38 and $25, respectively. There were no other significant changes due to business acquisitions or significant changes in estimates of contract progress or transaction price. There were no significant impairments of contract assets recognized during the period.
Costs to obtain or fulfill a contract
The Company generally does not incur significant incremental costs related to obtaining or fulfilling a contract prior to the start of a project. The Company may incur certain fulfillment costs such as initial design or mobilization costs which are capitalized if: (i) they relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy the Company’s performance obligation under the contract, and (iii) are expected to be recovered through revenues generated under the contract. Such costs, which are amortized over the life of the respective project, were not material for any period presented.